SEGMENT INFORMATION - Non-current Assets Other Than Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 678,761	$ 371,668
Argentina
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	104,929	82,978
Spain
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	396,970	144,761
United States of America
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	68,767	69,631
Brazil
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	2,702	1,739
Uruguay
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	12,971	1,728
Luxembourg
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	4,226	4,289
Colombia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	43,237	34,901
Mexico
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	20,761	13,724
India
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	11,350	9,297
Chile
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	4,877	2,798
Perú
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	3,986	4,461
Other countries
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 3,985	$ 1,361